Cover	May 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
File Number	333-255392
Registrant Name	ANKAM INC.
Entity Central Index Key	0001781629
Tax dentification Number	61-1900749
Incorporation State Country Code	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Posta Zip Code	89108
City Area Code	995
Local Phone Number	599420389
Written Communications	false
Soliciting Material	false
PreCommencement Tender Offer	false
PreCommencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false
Personnel Email Address	mainoffice@ankam.net